Fees Summary	Mar. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 19,189,329.36
Total Fee Amount	2,650.05
Total Offset Amount	0.00
Net Fee	$ 2,650.05
Offering Table N/A
Offset Table N/A	N/A